Intangible assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Intellectual property rights of fair value		€ 65,000,000
Intellectual property rights exchange, shares		12,258,458
Valuation assessment	€ 260,000,000
Carrying amount of the intellectual property	€ 65,000,000	€ 65,000,000	€ 0